NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Noncontrolling Interests
Operating	Rp 60,581	$ 3,934	Rp 73,354	Rp 68,353
Investing	(36,911)	(2,397)	(39,122)	(37,914)
Financing	(26,565)	(1,725)	(40,965)	(12,775)
Net increase (decrease) in cash and cash equivalents	(2,895)	$ (188)	(6,733)	17,664
Telkomsel
Noncontrolling Interests
Operating	41,693		42,970	40,789
Investing	(14,302)		(8,652)	(12,943)
Financing	(28,601)		(30,783)	(34,239)
Net increase (decrease) in cash and cash equivalents	(1,210)		3,535	(6,393)
Mitratel
Noncontrolling Interests
Operating	5,162		6,020	5,363
Investing	(6,504)		(10,893)	(12,597)
Financing	(4,118)		(7,921)	25,851
Net increase (decrease) in cash and cash equivalents	Rp (5,460)		Rp (12,794)	Rp 18,617